Schedule of Accounts Receivable, Allowance For Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Beginning Balance	$ 187
Amount charged (reversed) to costs and expenses	39		187
Write-off of uncollectible receivables
Ending Balance	$ 148		$ 187